Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Asset retirement obligations
Balance at the beginning of the period			$ 5,049	$ 3,704	$ 3,704
Acquisition of properties			335		60	3,282
Wells drilled			735		815	166
Accretion of discount	174	123	485	343	478	344
Revisions of previous estimates			3		(8)
Plugging and abandonment costs incurred			(108)			(88)
Balance at the end of the period	$ 6,439		$ 6,439		$ 5,049	$ 3,704